Condensed Schedules Of Investments (The Series Of The Frontier Fund - Managed Futures Index, Winston And Winton/Graham Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000.00	[1]	$ 36,500,000.00	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000.00	[1]	36,700,000.00	[1]
Managed Futures Index Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value			294,280	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[3]	5.88%	[1]
Investment Owned, Underlying Face Amount, at Market Value			303,420	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]	11.58%	[1]
Investment Owned, Underlying Face Amount, at Market Value			597,700	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			275,459	[1]
Investment Owned, at Cost			287,725	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			276,968	[1]
Investment Owned, at Cost			286,900	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			552,427	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			574,625	[1]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Winton Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.53%		6.50%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,768,316		3,948,936	[1]
Winton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	8.10%	[1]	6.14%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,053,611	[1]	4,071,573	[1]
Winton Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	15.63%		12.64%	[1]
Investment Owned, Underlying Face Amount, at Market Value	7,821,927		8,020,509	[1]
Winton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,624,941	[1]	3,696,370	[1]
Investment Owned, at Cost	3,786,364		3,860,974	[1]
Winton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,644,803	[1]	3,716,625	[1]
Investment Owned, at Cost	3,775,504	[1]	3,849,900	[1]
Winton Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,269,744		7,412,995	[1]
Winton Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	7,561,868	[1]	7,710,874	[1]
Winton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Swaps [Member]
Investment Owned, Value	61,888	[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.12%	[4]
Winton/Graham Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			1,427,138	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	2.31%	[2]
Winton/Graham Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.01%		5.53%	[1]
Investment Owned, Underlying Face Amount, at Market Value	1,849,901		3,468,812	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.47%	[1]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value	1,989,954	[1]	3,576,539	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	12.48%		11.23%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,839,855		7,045,351	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	1,779,516	[1]	3,246,954	[1]
Investment Owned, at Cost	1,858,760		3,391,545	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	1,789,267	[1]	3,264,746	[1]
Investment Owned, at Cost	1,853,429	[1]	3,381,818	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,568,783		6,511,700	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	3,712,189	[1]	6,773,363	[1]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			172,560	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.28%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			181,596	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.29%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value			98,545	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.16%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			23,874	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			89,785	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.14%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value			14,200	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			22,017	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			10,474	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			17,866	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.03%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			200,060	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.32%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value			349,196	[2]
Investment Owned, % of Total Capital (Net Asset Value)			0.56%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value			4,650	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			(29,609)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value			11,090	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			(173,696)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.28%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			(24,225)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.04%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value			968,383	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	1.56%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			(18,909)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.03%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			(34,144)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value			(2,458)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			(33,762)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			2,730	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			(11,891)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.02%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value			(4,408)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.01%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			(114,032)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.18%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			(28,536)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			(21,733)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.03%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			9,471	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			3,649	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			3,237	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value			(250,786)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.38%)	[2]
Winton/Graham Series [Member] | Currency Forwards [Member]
Investment Owned, Value			709,541	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	1.13%	[2]
Winton/Graham Series [Member] | Swaps [Member]
Investment Owned, Value	$ 30,381	[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[4]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	The Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. The Series remains open.
[4]	See Notes to Financial Statements, Note 4.